As filed with the Securities and Exchange Commission on October 29, 2021.
Registration Nos. 333-131683
811-21852

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 224	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 242	☒
(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST II
(Exact Name of Registrant as Specified in Charter)

290 Congress Street, Boston, Massachusetts 02210
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Daniel J. Beckman c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, Massachusetts 02210	Ryan C. Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, Massachusetts 02210
(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☐         Immediately upon filing pursuant to paragraph (b)
☒         On November 28, 2021 pursuant to paragraph (b)
☐         60 days after filing pursuant to paragraph (a)(1)
☐         On (date) pursuant to paragraph (a)(1)
☐         75 days after filing pursuant to paragraph (a)(2)
☐         On (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This Post-Effective Amendment relates solely to the Registrant’s Columbia Integrated Large Cap Growth Fund, Columbia Integrated Large Cap Value Fund, Columbia Integrated Small Cap Growth Fund, Columbia Pyrford International Stock Fund, and Columbia Ultra Short Municipal Bond Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

Explanatory Note
This Post-Effective Amendment No. 224 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 28, 2021, the effectiveness of the registration statement for Columbia Integrated Large Cap Growth Fund, Columbia Integrated Large Cap Value Fund, Columbia Integrated Small Cap Growth Fund, Columbia Pyrford International Stock Fund, and Columbia Ultra Short Municipal Bond Fund, filed on August 17, 2021 in Post-Effective Amendment No. 222, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series of the Registrant is affected by the filing. Parts A, B, and C of Registrant’s Post-Effective Amendment No. 222, filed on August 17, 2021, are incorporated by reference.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST II, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 29th day of October, 2021.
COLUMBIA FUNDS SERIES TRUST II
By:	/s/ Daniel J. Beckman
Daniel J. Beckman President
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of October, 2021.
Signature	Capacity	Signature	Capacity
/s/ Daniel J. Beckman	President (Principal Executive Officer)	/s/ Olive M. Darragh*	Trustee
Daniel J. Beckman		Olive M. Darragh
/s/ Michael G. Clarke*	Chief Financial Officer, Principal Financial Officer and Senior Vice President	/s/ Patricia M. Flynn*	Trustee
Michael G. Clarke		Patricia M. Flynn
/s/ Joseph Beranek*	Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Principal Financial Officer	/s/ Brian J. Gallagher*	Trustee
Joseph Beranek		Brian J. Gallagher
/s/ Catherine James Paglia*	Co-Chair of the Board	/s/ Nancy T. Lukitsh*	Trustee
Catherine James Paglia		Nancy T. Lukitsh
/s/ Douglas A. Hacker*	Co-Chair of the Board	/s/ David M. Moffett*	Trustee
Douglas A. Hacker		David M. Moffett
/s/ George S. Batejan*	Trustee	/s/ Christopher O. Petersen*	Trustee
George S. Batejan		Christopher O. Petersen
/s/ Kathleen A. Blatz*	Trustee	/s/ Anthony M. Santomero*	Trustee
Kathleen A. Blatz		Anthony M. Santomero
/s/ Pamela G. Carlton*	Trustee	/s/ Minor M. Shaw*	Trustee
Pamela G. Carlton		Minor M. Shaw
/s/ Janet Langford Carrig*	Trustee	/s/ Natalie A. Trunow*	Trustee
Janet Langford Carrig		Natalie A. Trunow
/s/ J. Kevin Connaughton*	Trustee	/s/ Sandra Yeager*	Trustee
J. Kevin Connaughton		Sandra Yeager

*	By: Name:	/s/ Joseph D’Alessandro
Joseph D’Alessandro** Attorney-in-fact
**	Executed by Joseph D’Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated February 1, 2021, and incorporated by reference to Post-Effective Amendment No. 218 to Registration Statement No 333-131683 of the Registrant on Form N-1A (Exhibit (q)(2)), filed with the Commission on February 25, 2021, on behalf of Joseph Beranek pursuant to a Power of Attorney, dated January 3, 2020, and incorporated by reference to Post-Effective Amendment No. 208 to Registration Statement No 333-131683 of the Registrant on Form N-1A (Exhibit (q)(4)), filed with the Commission on January 10, 2020 and on behalf of each of the Trustees pursuant to a Trustees’ Power of Attorney, dated January 1, 2021, and incorporated by reference to Post-Effective Amendment No. 218 to Registration Statement No 333-131683 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 25, 2021.